Share-based Compensation Plans - Restricted Share Units Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining amortization period (in years)	2 years 1 month 6 days
Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSUs vested during the period	$ 187	$ 189	$ 197
Unamortized deferred compensation	$ 349
Restricted share units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted share units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years